QUARTERLY INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Total interest income	$ 3,693	$ 3,715	$ 3,569	$ 3,504	$ 3,612	$ 3,560	$ 3,516	$ 3,357	$ 14,481	$ 14,045	$ 14,252
Total interest expense	228	215	215	224	249	281	307	339	882	1,176	1,493
Net interest income	3,465	3,500	3,354	3,280	3,363	3,279	3,209	3,018	13,599	12,869	12,759
Provision for loan losses	22	26	110	151	242	138	129	22	309	531	798
Net income	$ 813	$ 859	$ 865	$ 759	$ 805	$ 792	$ 773	$ 685	$ 3,296	$ 3,055	$ 2,938
Basic earnings per common share (in dollars per share)	$ 0.69	$ 0.72	$ 0.73	$ 0.64	$ 0.68	$ 0.67	$ 0.66	$ 0.59	$ 2.78	$ 2.60	$ 2.52
Diluted earnings per common share (in dollars per share)	$ 0.67	$ 0.71	$ 0.72	$ 0.63	$ 0.68	$ 0.66	$ 0.65	$ 0.58	$ 2.73	$ 2.57	$ 2.49